Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Hybrid Securities [Line Items]
Hybrid securities	$ 219.5	$ 272.7
Fixed maturities
Hybrid Securities [Line Items]
Hybrid securities	219.5	222.0
Fixed maturities | Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	40.1	49.1
Fixed maturities | Residential mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	170.5	144.3
Fixed maturities | Commercial mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	0.0	17.3
Fixed maturities | Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	8.9	11.3
Equity securities | Nonredeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 0.0	$ 50.7